Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
2023	$ 98
2024	397	$ 391
2025	101	397
2025		101
Total	596	889
Less: Interest	(47)	(104)
Present value of lease liability	$ 549	$ 785